Schedule of related party balances (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 28, 2023 SGD ($)	Nov. 30, 2023 SGD ($)	Sep. 12, 2023 SGD ($)	Mar. 10, 2023 SGD ($)
Related Party Transaction [Line Items]
Amount due to
Anthill Corp [Member]
Related Party Transaction [Line Items]
Amount due to	2,649	3,495	[1]	3,495	[1]
Mr. Wong Wan Chew [Member]
Related Party Transaction [Line Items]
Amount due to	70,726
Amount due to		95,848	[2]	240,000	[3]	$ 240,000
Mr. Wong Wan Pei [Member]
Related Party Transaction [Line Items]
Amount due to	$ 76,875
Amount due to		$ 104,181	[2]	$ 188,425	[4]		$ 200,000	$ 110,000	$ 169,817

[1]	On June 22, 2023, the Company extended payment for Notarization services for Anthill Corp in view of operational urgency. This amount will be recovered by December 31, 2024 from Anthill Corp.
[2]	As of June 30, 2024, an amount of S$85,848 each in salaries of Ms. Wong Wan Chew and Ms. Wong Wan Pei were postponed and used for the Company’s working capital purposes without interest as agreed with the two directors. The Company also has an outstanding balance of S$10,000 and S$18,333 to Ms. Wong Wan Chew and Ms. Wong Wan Pei respectively for installment payments for PropertyGuru advertisement packages.
[3]	On December 28, 2023, Ms. Wong Wan Chew made short-term advances to the Company S$240,000 for general working capital and general corporate purposes.
[4]	On March 10 and September 12, 2023, Ms. Wong Wan Pei paid on behalf of the Company using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Company repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575. On November 30, 2023, Ms. Wong Wan Pei made short-term advances to the Company S$200,000 for general working capital and general corporate purposes.